Schedule of Investments (unaudited) May 31, 2019	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
4.25%, 05/15/39	$80,033	$103,480,168
4.38%, 02/15/38	183,893	240,174,315
4.38%, 11/15/39	13,591	17,877,605
4.50%, 02/15/36	130,982	170,772,508
4.50%, 05/15/38	81,584	108,299,839
4.75%, 02/15/37	8,125	10,986,841
5.00%, 05/15/37	98,061	136,614,643
5.38%, 02/15/31	69,943	92,909,440
6.13%, 08/15/29	51,776	70,562,594
6.25%, 05/15/30	93,444	130,508,524

		1,082,186,477

Total U.S. Government Obligations — 99.3% (Cost: $1,030,245,508)		1,082,186,477

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	11,084	$11,083,672

Total Short-Term Investments — 1.0% (Cost: $11,083,672)		11,083,672

Total Investments in Securities — 100.3% (Cost: $1,041,329,180)		1,093,270,149

Other Assets, Less Liabilities — (0.3)%		(3,812,773)

Net Assets — 100.0%		$1,089,457,376

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,553	(1,469)	11,084	$11,083,672	$35,146	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$1,082,186,477	$—	$1,082,186,477
Money Market Funds	11,083,672	—	—	11,083,672

	$11,083,672	$1,082,186,477	$—	$1,093,270,149

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